Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 51,562	$ 53,665	$ 36,816
Increases for positions related to the current year	3,749	14,264	3,893
Increases for positions related to prior years	4,801	10,704	16,627
Decreases for positions related to prior years	0	(15,941)	(588)
Settlements with tax authority	0	(8,714)	0
Decreases related to statute of limitations	(12,753)	(2,910)	(2,546)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation		494
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(403)		(537)
Balance of unrecognized tax benefits as at December 31	46,956	51,562	53,665
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	6,200	13,400	8,600
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 26,700	$ 29,200	$ 26,100